Intangible Assets - Schedule of Aggregate Amortization Expense (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Intangible asset and amortization expense	$ 294,396	$ 226,450
Intangible Assets [Member]
2018	3,051
2019	3,051
2020	3,051
2021	3,051
Thereafter	27,622
Intangible asset and amortization expense	$ 39,826